Related party transactions and Directors' remuneration - Disclosure of amounts included in the Group's financial statements by category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total income	£ 29,140	£ 26,788	£ 25,378
Credit impairment charges	(2,279)	(1,982)	(1,881)
Operating expenses	(17,745)	(16,735)	(16,931)
Total assets	1,544,165	1,518,202	1,477,500
Total liabilities	1,465,929	1,445,721	1,405,600
Associates
Disclosure of transactions between related parties [line items]
Total income	18	(2)	13
Credit impairment charges	0	0	0
Operating expenses	(22)	(21)	(20)
Total assets	0	0
Total liabilities	126	64
Joint ventures
Disclosure of transactions between related parties [line items]
Total income	43	56	70
Credit impairment charges	0	0	0
Operating expenses	0	0	0
Total assets		1,104
Total liabilities	0	0
Pension funds
Disclosure of transactions between related parties [line items]
Total income	8	2	4
Credit impairment charges	0	0	0
Operating expenses	(1)	(1)	£ (1)
Total assets	0	0
Total liabilities	£ 140	£ 176